Derivative financial liability - current (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Financial Liability - Current Tables
Schedule of detailed information about derivative financial liability

	2017	2016	2015
	£'000	£’000	£'000

Equity settled derivative financial liability	-	400	1,573

At 1 January/on acquisition – 5 December 2015	400	1,573	3,211

Gain recognised in finance income within the consolidated statement of comprehensive income	(400)	(1,173)	(1,638)

At 31 December	-	400	1,573